Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Reserves
Reconciliation of reserves

	2021	2020	2019
	$m	$m	$m
Cumulative translation differences included within Retained earnings
At 1 January	(1,143)	(2,189)	(2,007)
Foreign exchange arising on consolidation	(483)	443	40
Exchange adjustments on goodwill (recorded against other reserves)	(21)	22	(5)
Foreign exchange arising on designated borrowings in net investment hedges[1]	(321)	573	(252)
Fair value movements on derivatives designated in net investment hedges	34	8	35
Net exchange movement in Retained earnings	(791)	1,046	(182)
At 31 December	(1,934)	(1,143)	(2,189)

1	Foreign exchange arising on designated borrowings in net investment hedges includes $100m in respect of designated bonds and $(421)m in respect of designated contingent consideration and other liabilities. The change in value of designated contingent consideration liabilities relates to $(266)m in respect of BMS’ share of Global Diabetes Alliance, $(5)m in respect of Almirall and $(150)m in relation to the Acerta Pharma share purchase liability.